THE MARSICO INVESTMENT FUND

Marsico Flexible Capital Fund

Supplement dated March 6, 2018

to the Prospectus and Statement of Additional Information dated January 31, 2018

The purpose of this supplement is to update information relating to the portfolio manager of the Marsico Flexible Capital Fund.

Effective on and after March 6, 2018, Jordon Laycob no longer served as the portfolio manager of the Marsico Flexible Capital Fund, and Thomas F. Marsico, Chief Investment Officer (“CIO”) of the Marsico Funds (the “Funds”) and CIO of Marsico Capital Management, LLC, the manager of the Funds, assumed responsibility as the portfolio manager of the Flexible Capital Fund.

Effective as of the same date, the following related changes have been made to the Prospectus and the Statement of Additional Information (“SAI”) of the Marsico Funds:

Prospectus

In the Prospectus “Fund Summaries” section on page 15 under the heading “Marsico Flexible Capital Fund” and the subheadings “Management” and “Portfolio Managers,” the current disclosure is deleted in its entirety and replaced with the following: “Portfolio Manager: Thomas F. Marsico, Chief Investment Officer of Marsico Capital Management, LLC, has managed the Fund since March 6, 2018.”

In the Prospectus “Fund Management” section on page 28 under the heading “The Portfolio Managers,” the subheading “The Focus Fund, The Growth Fund and The Global Fund” is amended to read “The Focus Fund, The Growth Fund, The Flexible Capital Fund and The Global Fund,” and the biography of Thomas F. Marsico below the subheading is amended to state that “Mr. Marsico manages the Focus Fund, the Growth Fund, the Flexible Capital Fund and the Global Fund.” In the “Fund Management” section on page 29, the subheading “The Flexible Capital Fund” and the disclosure below it is deleted in its entirety.

Statement of Additional Information

In the SAI “Portfolio Managers” section on page 64 in the discussion and table regarding the number and types of accounts managed by each portfolio manager, the discussion and table are amended to remove references to Mr. Laycob, and to state that Thomas F. Marsico is the sole portfolio manager of the Flexible Capital Fund. In the “Portfolio Managers” section on pages 65-66 in the section and table captioned “Dollar Range of Equity Securities Beneficially Owned,” the table is amended to remove references to Mr. Laycob, and to add that Thomas F. Marsico owned over $1 million of the Flexible Capital Fund as of September 30, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE